Earnings per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share
Schedule of reconciliation between basic and diluted net loss per share

	Six months ended 30 June
	2023	2022
Net loss (in US$)	(32,263,000)	(11,767,000)
Weighted average common shares outstanding (in numbers)	10,322,021	6,628,695

Net loss per common share (in US$):
Basic	(3.13)	(1.78)
Diluted	(3.13)	(1.78)